Jul. 05, 2017
Ivy Funds

Supplement dated February 6, 2018 to the
Ivy Funds Prospectus
dated July 5, 2017
as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017, December 29, 2017 and January 12, 2018

Effective immediately, Ivy Asset Strategy Fund’s benchmark index is the MSCI ACWI Index, replacing the three current benchmark indexes (the S&P 500 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index) shown in the “Average Annual Total Returns — Indexes” table on page 145. IICO, the Fund’s investment manager, believes that the MSCI ACWI Index is a more representative index for the types of securities that the Fund purchases. All four benchmark indexes will be shown in the Fund’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the MSCI ACWI Index as of December 31, 2016 is shown below:

Average Annual Total Returns

Indexes	1 Year	5 Years	10 Years
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	7.86%	9.36%	3.56%